Reinsurance - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Member]
Reinsurance (Textual) [Abstract]
Amounts recoverable under reinsurance contracts	$ 1,124	$ 683	$ 647